PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment
	Communication network	Computers and information systems	Optic fibers and related assets	Subscribers equipment and installations	Property, leasehold improvements, furniture and equipment	Total
	New Israeli Shekels in millions
Cost
Balance at January 1, 2017	2,003	207	508	29	134	2,881
Additions in 2017	55	7	97	109	6	274
Disposals in 2017	165	60	1		3	229
Balance at December 31, 2017	1,893	154	604	138	137	2,926

Additions in 2018	48	11	122	146	10	337
Disposals in 2018	322	17	11	4	24	378
Balance at December 31, 2018	1,619	148	715	280	123	2,885

Share in PHI P&E included as of Jan 1, 2019	171	2				173
Additions in 2019	91	3	146	172	6	418
Disposals in 2019	193	12	1	8	7	221
Balance at December 31, 2019	1,688	141	860	444	122	3,255

Accumulated depreciation
Balance at January 1, 2017	1,224	146	218	7	79	1,674
Depreciation in 2017	204	22	36	24	15	301
Disposals in 2017	165	60	1		3	229
Balance at December 31, 2017	1,263	108	253	31	91	1,746

Depreciation in 2018	174	13	39	66	12	304
Disposals in 2018	321	17	11	3	24	376
Balance at December 31, 2018	1,116	104	281	94	79	1,674

Share in PHI P&E included as of Jan 1, 2019	33	1				34
Depreciation in 2019	170	13	45	99	9	336
Disposals in 2019	192	11	1	8	7	219
Balance at December 31, 2019	1,127	107	325	185	81	1,825

Carrying amounts, net

At December 31, 2017	630	46	351	107	46	1,180
At December 31, 2018	503	44	434	186	44	1,211
At December 31, 2019	561	34	535	259	41	1,430

Schedule of Depreciation Expense
For depreciation and amortization presentation in the statement of income see note 22.

	New Israeli Shekels
	Year ended December 31
	2017	2018	2019
	In millions
Cost additions include capitalization of salary and employee related expenses	33	38	39